share-based compensation - Expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
share-based compensation
Employee benefits expense	$ 54	$ 47	$ 86	$ 97
Associated operating cash outflows	(2)	(10)	(3)	(18)
Statement of cash flows adjustment	52	37	83	79
Restricted share units
share-based compensation
Employee benefits expense	52	42	83	83
Associated operating cash outflows		(5)		(5)
Statement of cash flows adjustment	52	37	83	78
Restricted share units | Restructuring costs | TELUS technology solutions
share-based compensation
Employee benefits expense	16	0	18	0
Employee share purchase plan
share-based compensation
Employee benefits expense	2	5	3	13
Associated operating cash outflows	$ (2)	$ (5)	$ (3)	(13)
Share option awards
share-based compensation
Employee benefits expense				1
Statement of cash flows adjustment				$ 1